SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Option, Activity
The following table summarizes the Company’s share option activity during the year ended December 31, 2024, 2023, and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2021	7,271,905	$7.4	8.9	$184,841
Granted	1,403,211	27.2
Exercised	(1,393,798)	1.1
Forfeited	(901,533)	18.0
Balance, December 31, 2022	6,379,785	$11.6	8.3	$19,895
Granted	—	—
Exercised	(914,908)	4.6
Forfeited	(1,213,889)	25.6
Balance, December 31, 2023	4,250,988	$7.2	7.2	$43,940
Granted	711,592	14.8
Exercised	(571,989)	4.3
Forfeited	(347,690)	21.7
Balance, December 31, 2024	4,042,901	7.5	6.7	7,335
Vested and exercisable, December 31, 2024	3,120,363	$5.3	6.0	$13,281
The following table summarized the Company’s options to restricted shares activity during the year ended December 31, 2024, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2021	20,430,614	$19.92	9.3	$1,526
Granted	138,818	25.80
Exercised	—	—
Forfeited	(351,492)	37.68
Balance, December 31, 2022	20,217,940	$19.68	8.2	$—
Granted	—	—
Exercised	(10,332)	15.36
Forfeited	(161,528)	36.12
Balance, December 31, 2023	20,046,080	$19.44	7.2	$—
Granted	—	—
Exercised	(14,858)	12.24
Forfeited	(82,814)	39.50
Balance, December 31, 2024	19,948,408	19.35
Vested and exercisable, December 31, 2024	16,537,080	$19.25	6.2	$—

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to estimate the fair value of share options granted for the year ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Expected volatility	92.07% - 96.77%	—	46.91% - 529.23%
Expected term (in years)	5.66 - 6.25	—	5.00 - 6.19
Risk free interest	3.88% - 3.89%	—	1.68% - 3.65%
Dividend yield	0.00	—	0.00

Schedule of Unvested Restricted Stock Units Roll Forward
The following table summarizes the Company’s RSU activity during the year ended December 31, 2024, 2023 and 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	—	$—
Granted	494,698	64.1
Vested	(10,867)	93.7
Forfeited	(4,333)	71.9
Unvested at December 31, 2022	479,498	$63.3
Granted	4,497,281	13.0
Vested	(1,189,136)	18.8
Forfeited	(753,440)	25.7
Unvested at December 31, 2023	3,034,203	$15.6
Granted	3,344,080	10.8
Vested	(2,371,735)	13.6
Forfeited	(996,630)	15.0
Unvested at December 31, 2024	3,009,918	$12.0

Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The following table presents the components and classification of share-based compensation for the year ended December 31, 2024, 2023 and 2022 (in thousands):

	2024	2023	2022
Technology, data and product development	$8,695	$12,375	$81,337
Selling and marketing	14,666	13,216	58,377
General and administrative	38,136	45,464	101,975
Total	$61,497	$71,055	$241,689